Schedule of Investments (unaudited) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings Inc.(a)	143	$7,557
Aerovironment Inc.(a)	52	4,519
Ducommun Inc.(a)	102	5,477
Park Aerospace Corp.	87	1,167

		18,720

Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)	232	7,271
Atlas Air Worldwide Holdings Inc.(a)	127	6,927
Forward Air Corp.	41	3,150
Hub Group Inc., Class A(a)	105	5,985

		23,333

Airlines — 0.2%
SkyWest Inc.	245	9,876

Auto Components — 0.2%
Adient PLC(a)	12	417
Dana Inc.	55	1,074
Visteon Corp.(a)	20	2,510
Workhorse Group Inc.(a)(b)	178	3,521
XPEL Inc.(a)	113	5,826

		13,348

Banks — 3.9%
1st Source Corp.	179	7,214
Atlantic Capital Bancshares Inc.(a)	234	3,725
BancFirst Corp.	244	14,323
Bank of NT Butterfield & Son Ltd. (The)	103	3,209
BankUnited Inc.	182	6,330
Brookline Bancorp. Inc.	187	2,251
Camden National Corp.	63	2,254
Cathay General Bancorp.	472	15,194
Central Pacific Financial Corp.	602	11,444
CIT Group Inc.	349	12,529
City Holding Co.	134	9,320
Community Trust Bancorp. Inc.	137	5,076
Dime Community Bancshares Inc.	375	5,914
Enterprise Financial Services Corp.	9	314
First BanCorp./Puerto Rico	1,059	9,764
First Commonwealth Financial Corp.	517	5,656
First Financial Bankshares Inc.	369	13,348
First Financial Corp./IN	101	3,924
Flushing Financial Corp.	306	5,092
Fulton Financial Corp.	46	585
Great Southern Bancorp. Inc.	240	11,736
Independent Bank Corp./MI	181	3,343
International Bancshares Corp.	35	1,310
Investors Bancorp. Inc.	690	7,286
Lakeland Financial Corp.	101	5,411
National Bank Holdings Corp., Class A	313	10,254
NBT Bancorp. Inc.	416	13,354
OFG Bancorp.	953	17,669
Park National Corp.	60	6,301
Peapack Gladstone Financial Corp.	16	364
Preferred Bank/Los Angeles CA	74	3,735
ServisFirst Bancshares Inc.	9	363
Stock Yards Bancorp. Inc.	192	7,772
Tompkins Financial Corp.	6	424
Trustmark Corp.	124	3,386
Washington Trust Bancorp. Inc.	67	3,002

Security	Shares	Value

Banks (continued)
Westamerica Bancorp.	109	$6,027

		239,203

Beverages — 0.2%
Celsius Holdings Inc.(a)	116	5,836
Coca-Cola Consolidated Inc.	16	4,260
National Beverage Corp.	32	2,717
Primo Water Corp.	60	941

		13,754

Biotechnology — 9.1%
Affimed NV(a)	428	2,491
Agenus Inc.(a)	1,755	5,581
Akebia Therapeutics Inc.(a)	144	403
Amicus Therapeutics Inc.(a)	336	7,758
AnaptysBio Inc.(a)	149	3,204
Anavex Life Sciences Corp.(a)	643	3,472
Anika Therapeutics Inc.(a)	34	1,539
Annexon Inc.(a)	25	626
Apellis Pharmaceuticals Inc.(a)	102	5,834
Arcturus Therapeutics Holdings Inc.(a)	103	4,468
Arcus Biosciences Inc.(a)	88	2,284
Arena Pharmaceuticals Inc.(a)	20	1,537
Arrowhead Pharmaceuticals Inc.(a)	281	21,561
Athersys Inc.(a)	2,865	5,014
BioCryst Pharmaceuticals Inc.(a)(b)	671	4,999
Biohaven Pharmaceutical Holding Co. Ltd.(a)	74	6,343
Bioxcel Therapeutics Inc.(a)	184	8,501
Black Diamond Therapeutics Inc.(a)	235	7,532
Blueprint Medicines Corp.(a)	137	15,365
BrainStorm Cell Therapeutics Inc.(a)	509	2,303
CareDx Inc.(a)	49	3,550
Catalyst Pharmaceuticals Inc.(a)	1,195	3,991
CEL-SCI Corp.(a)(b)	70	816
ChemoCentryx Inc.(a)	257	15,913
Chimerix Inc.(a)	538	2,599
Coherus Biosciences Inc.(a)	416	7,230
Corbus Pharmaceuticals Holdings Inc.(a)	2,265	2,831
Cue Biopharma Inc.(a)	410	5,129
Cytokinetics Inc.(a)	481	9,995
CytomX Therapeutics Inc.(a)	481	3,151
Deciphera Pharmaceuticals Inc.(a)	45	2,568
Denali Therapeutics Inc.(a)	240	20,102
Dermtech Inc.(a)	530	17,193
Dicerna Pharmaceuticals Inc.(a)	466	10,266
Eagle Pharmaceuticals Inc./DE(a)	93	4,331
Editas Medicine Inc.(a)(b)	266	18,649
Emergent BioSolutions Inc.(a)(b)	126	11,290
Enanta Pharmaceuticals Inc.(a)	82	3,452
Esperion Therapeutics Inc.(a)(b)	257	6,682
Fate Therapeutics Inc.(a)	137	12,457
FibroGen Inc.(a)	210	7,789
Frequency Therapeutics Inc.(a)	69	2,433
G1 Therapeutics Inc.(a)	34	612
Geron Corp.(a)	819	1,302
Halozyme Therapeutics Inc.(a)	568	24,259
Harpoon Therapeutics Inc.(a)	83	1,379
iBio Inc.(a)(b)	2,447	2,569
ImmunoGen Inc.(a)	217	1,400
Inovio Pharmaceuticals Inc.(a)(b)	407	3,602
Insmed Inc.(a)	74	2,463

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Intercept Pharmaceuticals Inc.(a)	116	$2,865
Invitae Corp.(a)	64	2,676
Ironwood Pharmaceuticals Inc.(a)	762	8,679
IVERIC bio Inc.(a)	303	2,094
Karuna Therapeutics Inc.(a)	28	2,845
Karyopharm Therapeutics Inc.(a)(b)	205	3,173
Kodiak Sciences Inc.(a)	44	6,464
Kura Oncology Inc.(a)	32	1,045
Ligand Pharmaceuticals Inc.(a)	40	3,978
Mersana Therapeutics Inc.(a)	49	1,304
Minerva Neurosciences Inc.(a)	235	550
Mirati Therapeutics Inc.(a)	84	18,450
NantKwest Inc.(a)	36	480
Natera Inc.(a)	207	20,601
Neoleukin Therapeutics Inc.(a)(b)	213	3,003
NeuBase Therapeutics Inc.(a)	948	6,627
Nkarta Inc.(a)	15	922
Novavax Inc.(a)	125	13,939
Organogenesis Holdings Inc.(a)	1,622	12,214
Passage Bio Inc.(a)(b)	115	2,941
PDL BioPharma Inc.(a)	479	1,183
Pfenex Inc.	108	81
Prothena Corp. PLC(a)	49	588
PTC Therapeutics Inc.(a)	49	2,990
Puma Biotechnology Inc.(a)(b)	344	3,529
Radius Health Inc.(a)	349	6,233
REGENXBIO Inc.(a)	219	9,934
Rigel Pharmaceuticals Inc.(a)	1,462	5,117
Sangamo Therapeutics Inc.(a)	231	3,605
Seres Therapeutics Inc.(a)	255	6,248
Spectrum Pharmaceuticals Inc.(a)	167	569
Syndax Pharmaceuticals Inc.(a)	69	1,535
Syros Pharmaceuticals Inc.(a)	176	1,910
TG Therapeutics Inc.(a)(b)	301	15,658
Travere Therapeutics, Inc.(a)	327	8,912
Twist Bioscience Corp.(a)	27	3,815
Ultragenyx Pharmaceutical Inc.(a)	102	14,120
Vanda Pharmaceuticals Inc.(a)	494	6,491
Vaxcyte Inc.(a)	96	2,551
Veracyte Inc.(a)	66	3,230
Vericel Corp.(a)	223	6,886
Xencor Inc.(a)	283	12,347

		553,200

Building Products — 2.0%
Advanced Drainage Systems Inc.	25	2,089
Alpha Pro Tech Ltd.(a)	646	7,203
Builders FirstSource Inc.(a)(b)	604	24,649
CSW Industrials Inc.	124	13,877
Gibraltar Industries Inc.(a)	182	13,093
Griffon Corp.	315	6,420
Masonite International Corp.(a)	40	3,934
Quanex Building Products Corp.	619	13,723
Resideo Technologies Inc.(a)	69	1,467
Simpson Manufacturing Co. Inc.	167	15,606
UFP Industries Inc.	323	17,943

		120,004

Capital Markets — 4.2%
Artisan Partners Asset Management Inc., Class A	369	18,575
Assetmark Financial Holdings Inc.(a)	384	9,293

Security	Shares	Value

Capital Markets (continued)
B. Riley Financial Inc.	239	$10,569
BrightSphere Investment Group Inc.	836	16,118
Cohen & Steers Inc.	223	16,569
Cowen Inc., Class A	114	2,963
Diamond Hill Investment Group Inc.	56	8,359
Donnelley Financial Solutions Inc.(a)	20	339
Federated Hermes Inc.	625	18,056
Greenhill & Co. Inc.	727	8,826
Houlihan Lokey Inc.	320	21,514
Moelis & Co., Class A	375	17,535
Oppenheimer Holdings Inc., Class A, NVS	385	12,100
Piper Sandler Cos.	335	33,801
PJT Partners Inc., Class A	247	18,587
Stifel Financial Corp.	361	18,216
StoneX Group Inc.(a)	13	753
Virtus Investment Partners Inc.	4	868
Waddell & Reed Financial Inc., Class A	940	23,942

		256,983

Chemicals — 0.7%
Advanced Emissions Solutions Inc.	588	3,234
Avient Corp.	69	2,779
FutureFuel Corp.	34	432
Hawkins Inc.	132	6,905
Ingevity Corp.(a)	81	6,134
Innospec Inc.	69	6,261
Koppers Holdings Inc.(a)	227	7,073
Kraton Corp.(a)	23	639
Tredegar Corp.	233	3,891
Tronox Holdings PLC, Class A(a)	320	4,679

		42,027

Commercial Services & Supplies — 3.0%
ACCO Brands Corp.	666	5,628
Brady Corp., Class A, NVS	413	21,815
Brink’s Co. (The)	53	3,816
Cimpress PLC(a)(b)	98	8,598
Covanta Holding Corp.	377	4,950
Deluxe Corp.	484	14,133
Ennis Inc.	828	14,780
Harsco Corp.(a)	259	4,657
Herman Miller Inc.	305	10,309
HNI Corp.	70	2,412
Interface Inc.	287	3,013
Kimball International Inc., Class B	567	6,776
Knoll Inc.	251	3,685
McGrath RentCorp	224	15,030
Montrose Environmental Group Inc.(a)	1,052	32,570
Pitney Bowes Inc.	481	2,963
SP Plus Corp.(a)	85	2,450
Steelcase Inc., Class A	742	10,054
Tetra Tech Inc.	128	14,820

		182,459

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	48	3,502
ADTRAN Inc.	166	2,452
Calix Inc.(a)	331	9,850
Cambium Networks Corp.(a)	126	3,160
Comtech Telecommunications Corp.	53	1,097
Extreme Networks Inc.(a)	1,143	7,875
Harmonic Inc.(a)	830	6,134

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
NetScout Systems Inc.(a)	330	$9,049
Viavi Solutions Inc.(a)(b)	968	14,496

		57,615

Construction & Engineering — 1.4%
Aegion Corp.(a)	34	646
API Group Corp.(a)(c)	275	4,991
Arcosa Inc.	205	11,261
Comfort Systems USA Inc.	183	9,637
EMCOR Group Inc.	251	22,956
Great Lakes Dredge & Dock Corp.(a)	831	10,944
IES Holdings Inc.(a)	97	4,466
MasTec Inc.(a)(b)	195	13,295
Northwest Pipe Co.(a)	301	8,518

		86,714

Construction Materials — 0.1%
Forterra Inc.(a)	219	3,766

Consumer Finance — 1.6%
Encore Capital Group Inc.(a)	190	7,400
Enova International Inc.(a)	572	14,168
EZCORP Inc., Class A, NVS(a)	171	819
Green Dot Corp., Class A(a)	197	10,993
Navient Corp.	4,734	46,488
Nelnet Inc., Class A	114	8,121
Prog Holdings Inc.	165	8,889

		96,878

Containers & Packaging — 0.4%
Greif Inc., Class A, NVS	107	5,016
Myers Industries Inc.	1,041	21,632

		26,648

Distributors — 0.1%
Core-Mark Holding Co. Inc.	104	3,055

Diversified Consumer Services — 0.9%
American Public Education Inc.(a)	128	3,902
Collectors Universe Inc.	205	15,457
Houghton Mifflin Harcourt Co.(a)	346	1,152
Perdoceo Education Corp.(a)	2,054	25,942
Strategic Education Inc.	42	4,004
Stride Inc.(a)	160	3,397
WW International Inc.(a)(b)	111	2,708

		56,562

Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	173	4,437
Banco Latinoamericano de Comercio Exterior SA, Class E	391	6,190
Cannae Holdings Inc.(a)	77	3,409

		14,036

Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group Inc.	2,771	10,225
Cogent Communications Holdings Inc.	137	8,202
Consolidated Communications Holdings Inc.(a)	841	4,112
IDT Corp., Class B(a)	557	6,885
Liberty Latin America Ltd., Class A(a)	328	3,651
Liberty Latin America Ltd., Class C, NVS(a)	191	2,118
Ooma Inc.(a)	516	7,430
Vonage Holdings Corp.(a)	83	1,069

		43,692

Electric Utilities — 0.3%
PNM Resources Inc.	338	16,403

Security	Shares	Value

Electric Utilities (continued)
Portland General Electric Co.	102	$4,363

		20,766

Electrical Equipment — 1.2%
American Superconductor Corp.(a)	19	445
Atkore International Group Inc.(a)	302	12,415
Orion Energy Systems Inc.(a)(b)	1,269	12,525
Plug Power Inc.(a)	534	18,108
Powell Industries Inc.	284	8,375
Sunrun Inc.(a)	204	14,154
Vicor Corp.(a)	56	5,164

		71,186

Electronic Equipment, Instruments & Components — 1.5%
ePlus Inc.(a)	8	704
Fabrinet(a)	4	310
Fitbit Inc., Class A(a)	889	6,045
II-VI Inc.(a)	62	4,710
Insight Enterprises Inc.(a)	156	11,870
Intellicheck Inc.(a)	107	1,220
Itron Inc.(a)	51	4,891
Knowles Corp.(a)	228	4,202
Luna Innovations Inc.(a)	1,090	10,769
Napco Security Technologies Inc.(a)	113	2,963
Novanta Inc.(a)	59	6,975
OSI Systems Inc.(a)	110	10,254
Sanmina Corp.(a)	355	11,321
TTM Technologies Inc.(a)	198	2,731
Vishay Intertechnology Inc.	388	8,036
Vishay Precision Group Inc.(a)	82	2,581

		89,582

Energy Equipment & Services — 0.5%
Archrock Inc.	972	8,418
Aspen Aerogels Inc.(a)	379	6,325
DMC Global Inc.	93	4,022
Helix Energy Solutions Group Inc.(a)	280	1,176
Patterson-UTI Energy Inc.	779	4,098
Transocean Ltd.(a)	1,698	3,922

		27,961

Entertainment — 0.1%
Glu Mobile Inc.(a)	379	3,415
Liberty Media Corp.-Liberty Braves, Class A(a)	16	398
LiveXLive Media Inc.(a)	1,177	3,860

		7,673

Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexander’s Inc.	8	2,219
American Assets Trust Inc.	23	664
American Finance Trust Inc.	832	6,182
CatchMark Timber Trust Inc., Class A	672	6,290
Centerspace	21	1,483
Colony Capital Inc.	2,832	13,622
Columbia Property Trust Inc.	846	12,132
CoreCivic Inc.	1,063	6,963
CorEnergy Infrastructure Trust Inc.	464	3,178
CTO Realty Growth Inc.	241	10,161
Diversified Healthcare Trust	1,062	4,375
Franklin Street Properties Corp.	1,953	8,535
Front Yard Residential Corp.	757	12,263
GEO Group Inc. (The)	133	1,178
Global Net Lease Inc.	264	4,525
iStar Inc.	242	3,594

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust	389	$5,819
Lexington Realty Trust	2,025	21,506
Macerich Co. (The)(b)	572	6,103
New Senior Investment Group Inc.	1,590	8,236
Office Properties Income Trust	394	8,952
One Liberty Properties Inc.	338	6,784
Piedmont Office Realty Trust Inc., Class A	1,282	20,807
PotlatchDeltic Corp.	16	800
PS Business Parks Inc.	57	7,574
Retail Properties of America Inc., Class A	1,568	13,422
RPT Realty	991	8,572
Ryman Hospitality Properties Inc.	14	949
Service Properties Trust	608	6,986
SITE Centers Corp.	1,839	18,611
Tanger Factory Outlet Centers Inc.	293	2,918
Uniti Group Inc.	748	8,774
Universal Health Realty Income Trust	20	1,285
Urstadt Biddle Properties Inc., Class A	155	2,190
Xenia Hotels & Resorts Inc.	771	11,719

		259,371

Food & Staples Retailing — 1.0%
Andersons Inc. (The)	17	417
BJ’s Wholesale Club Holdings Inc.(a)	564	21,026
Ingles Markets Inc., Class A	252	10,750
Natural Grocers by Vitamin Cottage Inc.	266	3,655
Performance Food Group Co.(a)	235	11,188
Rite Aid Corp.(a)	88	1,393
SpartanNash Co.	355	6,180
United Natural Foods Inc.(a)	35	559
Weis Markets Inc.	55	2,630

		57,798

Food Products — 0.7%
Darling Ingredients Inc.(a)	173	9,978
John B Sanfilippo & Son Inc.	173	13,643
Seneca Foods Corp., Class A(a)	162	6,464
Vital Farms Inc.(a)	415	10,504

		40,589

Gas Utilities — 0.7%
Chesapeake Utilities Corp.	22	2,381
New Jersey Resources Corp.	107	3,804
Northwest Natural Holding Co.	63	2,897
ONE Gas Inc.	270	20,728
Southwest Gas Holdings Inc.	98	5,953
Spire Inc.	104	6,660

		42,423

Health Care Equipment & Supplies — 2.2%
Accuray Inc.(a)	667	2,781
Antares Pharma Inc.(a)	990	3,950
BioSig Technologies Inc.(a)(b)	410	1,599
Cardiovascular Systems Inc.(a)	150	6,564
CONMED Corp.	115	12,880
Cutera Inc.(a)	149	3,592
CytoSorbents Corp.(a)	86	685
GenMark Diagnostics Inc.(a)(b)	37	540
Inari Medical Inc.(a)	143	12,482
Inogen Inc.(a)	12	536
Integer Holdings Corp.(a)	121	9,824
iRhythm Technologies Inc.(a)	62	14,707
Lantheus Holdings Inc.(a)	138	1,862

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Meridian Bioscience Inc.(a)	108	$2,019
Nevro Corp.(a)	58	10,040
NuVasive Inc.(a)	47	2,648
Orthofix Medical Inc.(a)	75	3,224
Retractable Technologies Inc.(a)(b)	1,240	13,318
SeaSpine Holdings Corp.(a)	105	1,832
STAAR Surgical Co.(a)	124	9,823
Surmodics Inc.(a)	263	11,446
Tactile Systems Technology Inc.(a)	21	944
Zynex Inc.(a)	383	5,155

		132,451

Health Care Providers & Services — 3.7%
Addus HomeCare Corp.(a)	60	7,025
AMN Healthcare Services Inc.(a)	72	4,914
BioTelemetry Inc.(a)	132	9,515
Brookdale Senior Living Inc.(a)	1,086	4,811
Castle Biosciences Inc.(a)	242	16,250
Community Health Systems Inc.(a)	583	4,332
CorVel Corp.(a)	45	4,770
Covetrus Inc.(a)	355	10,203
Cross Country Healthcare Inc.(a)	413	3,663
Ensign Group Inc. (The)	61	4,448
Fulgent Genetics Inc.(a)(b)	98	5,106
Hanger Inc.(a)	790	17,372
HealthEquity Inc.(a)	28	1,952
InfuSystem Holdings Inc.(a)	779	14,630
Joint Corp. (The)(a)	710	18,645
LHC Group Inc.(a)	57	12,159
MEDNAX Inc.(a)	73	1,791
National HealthCare Corp.	23	1,527
National Research Corp.	201	8,593
Ontrak Inc.(a)	135	8,342
Owens & Minor Inc.	307	8,304
Patterson Companies Inc.	249	7,378
Pennant Group Inc. (The)(a)	99	5,748
Providence Service Corp. (The)(a)	15	2,079
R1 RCM Inc.(a)	278	6,678
Select Medical Holdings Corp.(a)	375	10,372
Tenet Healthcare Corp.(a)	292	11,660
Tivity Health Inc.(a)	177	3,467
Triple-S Management Corp., Class B(a)	390	8,326
Viemed Healthcare Inc.(a)	397	3,081

		227,141

Health Care Technology — 1.0%
Allscripts Healthcare Solutions Inc.(a)	251	3,624
Computer Programs & Systems Inc.	75	2,013
Health Catalyst Inc.(a)	40	1,741
HealthStream Inc.(a)	121	2,643
HMS Holdings Corp.(a)	248	9,114
Icad Inc.(a)	739	9,755
Inovalon Holdings Inc., Class A(a)	147	2,671
Inspire Medical Systems Inc.(a)	73	13,731
NextGen Healthcare Inc.(a)	158	2,882
Omnicell Inc.(a)	70	8,401
Phreesia Inc.(a)	9	488
Simulations Plus Inc.	44	3,165
Vocera Communications Inc.(a)	32	1,329

		61,557

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.2%
Bally’s Corp.	27	$1,356
BJ’s Restaurants Inc.	30	1,155
Bloomin’ Brands Inc.	857	16,643
Boyd Gaming Corp.	13	558
Brinker International Inc.	220	12,445
Caesars Entertainment Inc.(a)	173	12,849
Cheesecake Factory Inc. (The)(b)	163	6,041
Churchill Downs Inc.	27	5,259
Chuy’s Holdings Inc.(a)	47	1,245
Cracker Barrel Old Country Store Inc.	84	11,081
Dave & Buster’s Entertainment Inc.	107	3,212
Denny’s Corp.(a)	539	7,913
Dine Brands Global Inc.	6	348
Everi Holdings Inc.(a)	738	10,192
GAN Ltd.(a)	1,015	20,584
International Game Technology PLC	399	6,759
Jack in the Box Inc.	108	10,022
Marriott Vacations Worldwide Corp.	23	3,156
Papa John’s International Inc.	96	8,146
Penn National Gaming Inc.(a)	261	22,543
RCI Hospitality Holdings Inc.	68	2,682
Ruth’s Hospitality Group Inc.	66	1,170
Scientific Games Corp./DE, Class A(a)	94	3,900
SeaWorld Entertainment Inc.(a)	164	5,181
Texas Roadhouse Inc.	84	6,565
Wingstop Inc.	97	12,857

		193,862

Household Durables — 2.0%
Casper Sleep Inc.(a)	63	387
Cavco Industries Inc.(a)	22	3,860
Ethan Allen Interiors Inc.	113	2,284
GoPro Inc., Class A(a)	429	3,552
Helen of Troy Ltd.(a)	94	20,886
Installed Building Products Inc.(a)	64	6,524
KB Home	57	1,911
La-Z-Boy Inc.	195	7,769
MDC Holdings Inc.	50	2,430
Meritage Homes Corp.(a)	25	2,070
Purple Innovation Inc.(a)	202	6,654
Skyline Champion Corp.(a)	242	7,487
Sonos Inc.(a)	552	12,911
TopBuild Corp.(a)	116	21,353
Tupperware Brands Corp.(a)	181	5,863
Turtle Beach Corp.(a)	275	5,926
Universal Electronics Inc.(a)	89	4,669
VOXX International Corp.(a)	150	1,914

		118,450

Household Products — 0.2%
Central Garden & Pet Co.(a)	75	2,896
Central Garden & Pet Co., Class A, NVS(a)	54	1,962
WD-40 Co.	34	9,033

		13,891

Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy Inc., Class A	38	1,123

Insurance — 2.8%
American Equity Investment Life Holding Co.	791	21,879
AMERISAFE Inc.	246	14,128
CNO Financial Group Inc.	268	5,958

Security	Shares	Value

Insurance (continued)
eHealth Inc.(a)	133	$9,391
Employers Holdings Inc.	346	11,138
FBL Financial Group Inc., Class A	34	1,785
Genworth Financial Inc., Class A(a)	2,357	8,910
Goosehead Insurance Inc., Class A	35	4,367
Horace Mann Educators Corp.	19	799
James River Group Holdings Ltd.	158	7,766
Kinsale Capital Group Inc.	25	5,003
MBIA Inc.(a)	1,166	7,672
National Western Life Group Inc., Class A	36	7,432
RLI Corp.	120	12,498
Safety Insurance Group Inc.	47	3,661
Selective Insurance Group Inc.	136	9,109
Third Point Reinsurance Ltd.(a)	475	4,522
Trean Insurance Group Inc.(a)	442	5,790
Trupanion Inc.(a)	85	10,175
Watford Holdings Ltd.(a)	448	15,501

		167,484

Interactive Media & Services — 0.4%
Cargurus Inc.(a)	163	5,172
EverQuote Inc., Class A(a)(b)	292	10,906
Yelp Inc.(a)	225	7,351

		23,429

Internet & Direct Marketing Retail — 1.3%
1-800-Flowers.com Inc., Class A(a)	301	7,826
CarParts.com Inc.(a)	824	10,209
Groupon Inc.(a)(b)	170	6,459
Lands’ End Inc.(a)(b)	27	582
Liquidity Services Inc.(a)	322	5,123
Magnite Inc.(a)	536	16,461
Overstock.com Inc.(a)	52	2,495
PetMed Express Inc.	241	7,727
Shutterstock Inc.	82	5,879
Stamps.com Inc.(a)	63	12,360
Stitch Fix Inc., Class A(a)	82	4,815

		79,936

IT Services — 2.5%
Brightcove Inc.(a)	558	10,267
Cardtronics PLC, Class A(a)	258	9,107
CSG Systems International Inc.	230	10,366
Endurance International Group Holdings Inc.(a)	148	1,399
EVERTEC Inc.	310	12,189
Evo Payments Inc., Class A(a)	191	5,159
Hackett Group Inc. (The)	26	374
International Money Express Inc.(a)	572	8,877
KBR Inc.	281	8,691
Limelight Networks Inc.(a)	395	1,576
LiveRamp Holdings Inc.(a)	79	5,782
ManTech International Corp./VA, Class A	109	9,695
MAXIMUS Inc.	28	2,049
NIC Inc.	470	12,140
Paysign Inc.(a)	1,243	5,768
Perficient Inc.(a)	89	4,241
Perspecta Inc.	702	16,904
Rackspace Technology Inc.(a)	527	10,045
TTEC Holdings Inc.	122	8,898
Verra Mobility Corp.(a)	574	7,703

		151,230

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 1.1%
Acushnet Holdings Corp.	15	$608
American Outdoor Brands Inc.(a)	265	4,513
Callaway Golf Co.	323	7,755
Clarus Corp.	70	1,078
Johnson Outdoors Inc., Class A	141	15,881
Malibu Boats Inc., Class A(a)(b)	38	2,373
Marine Products Corp.	283	4,115
Nautilus Inc.(a)	81	1,469
Sturm Ruger & Co. Inc.	49	3,188
Vista Outdoor Inc.(a)(b)	441	10,478
YETI Holdings Inc.(a)	259	17,734

		69,192

Life Sciences Tools & Services — 0.7%
Codexis Inc.(a)	335	7,313
Medpace Holdings Inc.(a)	103	14,338
NanoString Technologies Inc.(a)	56	3,745
NeoGenomics Inc.(a)	192	10,337
Pacific Biosciences of California Inc.(a)	185	4,799

		40,532

Machinery — 2.1%
Albany International Corp., Class A	51	3,744
Chart Industries Inc.(a)(b)	46	5,418
Columbus McKinnon Corp./NY	123	4,728
ESCO Technologies Inc.	12	1,238
Evoqua Water Technologies Corp.(a)	115	3,103
Federal Signal Corp.	457	15,159
Gorman-Rupp Co. (The)	26	844
John Bean Technologies Corp.	19	2,163
Kadant Inc.	8	1,128
Manitowoc Co. Inc. (The)(a)	29	386
Meritor Inc.(a)	213	5,945
Miller Industries Inc./TN	143	5,437
Mueller Industries Inc.	217	7,619
Navistar International Corp.(a)	51	2,242
Omega Flex Inc.	24	3,504
Rexnord Corp.	233	9,201
Shyft Group Inc. (The)	394	11,182
SPX Corp.(a)	285	15,544
SPX FLOW Inc.(a)	27	1,565
Tennant Co.	122	8,561
Wabash National Corp.	362	6,237
Watts Water Technologies Inc., Class A	121	14,726

		129,674

Marine — 0.1%
Matson Inc.	53	3,019

Media — 0.4%
Cardlytics Inc.(a)	24	3,427
Entercom Communications Corp., Class A	487	1,203
Meredith Corp.	36	691
TechTarget Inc.(a)	204	12,058
TEGNA Inc.	553	7,714

		25,093

Metals & Mining — 1.7%
Alcoa Corp.(a)	364	8,390
Arconic Corp.(a)	860	25,628
Cleveland-Cliffs Inc.	507	7,382
Commercial Metals Co.	444	9,120
Hecla Mining Co.	427	2,767

Security	Shares	Value

Metals & Mining (continued)
Kaiser Aluminum Corp.	83	$8,209
Materion Corp.	154	9,813
NovaGold Resources Inc.(a)	1,030	9,960
Ryerson Holding Corp.(a)	29	396
Schnitzer Steel Industries Inc., Class A	353	11,264
SunCoke Energy Inc.	861	3,745
Warrior Met Coal Inc.	100	2,132
Worthington Industries Inc.	80	4,107

		102,913

Mortgage Real Estate Investment — 2.0%
Anworth Mortgage Asset Corp.	6,676	18,092
Arbor Realty Trust Inc.	292	4,141
Ares Commercial Real Estate Corp.	1,844	21,962
ARMOUR Residential REIT Inc.	730	7,877
Capstead Mortgage Corp.	2,235	12,985
Cherry Hill Mortgage Investment Corp.	516	4,716
Colony Credit Real Estate Inc.	612	4,590
Dynex Capital Inc.	772	13,742
Ellington Financial Inc.	441	6,544
Invesco Mortgage Capital Inc.	2,731	9,231
KKR Real Estate Finance Trust Inc.	66	1,183
MFA Financial Inc.	2,632	10,238
PennyMac Mortgage Investment Trust	75	1,319
Two Harbors Investment Corp.	340	2,166
Western Asset Mortgage Capital Corp.	1,151	3,752

		122,538

Multi-Utilities — 0.1%
NorthWestern Corp.	8	467
Unitil Corp.	61	2,700

		3,167

Multiline Retail — 0.3%
Big Lots Inc.	313	13,437
Dillard’s Inc., Class A(b)	117	7,377

		20,814

Oil, Gas & Consumable Fuels — 1.1%
Antero Resources Corp.(a)	1,045	5,695
Arch Resources Inc.	146	6,390
Bonanza Creek Energy Inc.(a)	33	638
CNX Resources Corp.(a)(b)	925	9,990
Diamond S Shipping Inc.(a)(b)	384	2,557
Dorian LPG Ltd.(a)	222	2,706
Frontline Ltd./Bermuda	182	1,132
International Seaways Inc.	137	2,237
Kosmos Energy Ltd.	742	1,744
Ovintiv Inc.	880	12,637
Penn Virginia Corp.(a)	39	396
Range Resources Corp.	1,004	6,727
Renewable Energy Group Inc.(a)	15	1,062
SFL Corp. Ltd.	904	5,677
Southwestern Energy Co.(a)	1,196	3,564
W&T Offshore Inc.(a)(b)	1,791	3,887
World Fuel Services Corp.	80	2,493

		69,532

Paper & Forest Products — 0.6%
Clearwater Paper Corp.(a)	17	642
Domtar Corp.	239	7,564
Louisiana-Pacific Corp.	311	11,560
Schweitzer-Mauduit International Inc.	154	6,192

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Verso Corp., Class A	704	$8,462

		34,420

Personal Products — 0.7%
BellRing Brands Inc., Class A(a)	216	5,251
Edgewell Personal Care Co.	21	726
elf Beauty Inc.(a)	203	5,114
Inter Parfums Inc.	22	1,331
Medifast Inc.	95	18,652
USANA Health Sciences Inc.(a)	164	12,644

		43,718

Pharmaceuticals — 1.9%
Aquestive Therapeutics Inc.(a)	103	551
Avenue Therapeutics Inc.(a)	3,709	22,069
Axsome Therapeutics Inc.(a)	119	9,695
BioDelivery Sciences International Inc.(a)	1,110	4,662
Cassava Sciences Inc.(a)	176	1,200
Collegium Pharmaceutical Inc.(a)	393	7,872
Corcept Therapeutics Inc.(a)(b)	452	11,824
CorMedix Inc.(a)	142	1,055
Durect Corp.(a)	2,261	4,680
Endo International PLC(a)	387	2,779
Innoviva Inc.(a)	443	5,489
Intra-Cellular Therapies Inc.(a)	56	1,781
Lannett Co. Inc.(a)	187	1,219
NGM Biopharmaceuticals Inc.(a)	65	1,969
Odonate Therapeutics Inc.(a)	131	2,515
Omeros Corp.(a)	763	10,900
Pacira BioSciences Inc.(a)	43	2,573
Prestige Consumer Healthcare Inc.(a)(b)	189	6,590
Relmada Therapeutics Inc.(a)	109	3,496
Revance Therapeutics Inc.(a)	13	368
SIGA Technologies Inc.(a)	892	6,485
Strongbridge Biopharma PLC(a)	1,248	3,033
Theravance Biopharma Inc.(a)	298	5,295

		118,100

Professional Services — 2.4%
ASGN Inc.(a)(b)	82	6,849
Barrett Business Services Inc.	77	5,252
Exponent Inc.	284	25,569
Forrester Research Inc.(a)	14	587
Franklin Covey Co.(a)	294	6,547
Heidrick & Struggles International Inc.	1,038	30,496
Insperity Inc.	156	12,702
Kforce Inc.	479	20,161
Korn Ferry	316	13,746
Resources Connection Inc.	326	4,098
TriNet Group Inc.(a)	194	15,636
TrueBlue Inc.(a)	60	1,121
Upwork Inc.(a)	103	3,556

		146,320

Real Estate Management & Development — 1.3%
Cushman & Wakefield PLC(a)	531	7,875
eXp World Holdings Inc.(a)	258	16,285
Fathom Holdings Inc.(a)	972	35,031
Newmark Group Inc., Class A	54	394
RE/MAX Holdings Inc., Class A	81	2,943
Realogy Holdings Corp.(a)	472	6,192
RMR Group Inc. (The), Class A	43	1,661

Security	Shares	Value

Real Estate Management & Development (continued)
St. Joe Co. (The)	172	$7,301

		77,682

Road & Rail — 0.9%
ArcBest Corp.	115	4,907
Avis Budget Group Inc.(a)	151	5,632
Covenant Logistics Group Inc.(a)	165	2,444
Heartland Express Inc.	343	6,208
Marten Transport Ltd.	118	2,033
Saia Inc.(a)	93	16,815
Werner Enterprises Inc.	421	16,512

		54,551

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Energy Industries Inc.(a)	56	5,430
Ambarella Inc.(a)	15	1,377
Amkor Technology Inc.	474	7,148
Brooks Automation Inc.	84	5,699
CMC Materials Inc.	52	7,868
CyberOptics Corp.(a)	171	3,880
Diodes Inc.(a)	67	4,724
DSP Group Inc.(a)	105	1,742
FormFactor Inc.(a)	253	10,884
Lattice Semiconductor Corp.(a)	462	21,169
MACOM Technology Solutions Holdings Inc.(a)	118	6,495
NeoPhotonics Corp.(a)	495	4,500
Power Integrations Inc.	104	8,513
Rambus Inc.(a)	744	12,990
Semtech Corp.(a)	31	2,235
Silicon Laboratories Inc.(a)	70	8,914
Synaptics Inc.(a)	98	9,447
Ultra Clean Holdings Inc.(a)	24	748
Veeco Instruments Inc.(a)	323	5,607

		129,370

Software — 8.1%
A10 Networks Inc.(a)	1,426	14,060
ACI Worldwide Inc.(a)	63	2,421
Agilysys Inc.(a)	247	9,480
Alarm.com Holdings Inc.(a)	114	11,793
American Software Inc./GA, Class A	194	3,331
Appfolio Inc., Class A(a)	53	9,542
Appian Corp., Class A(a)(b)	33	5,349
Avaya Holdings Corp.(a)	396	7,583
Blackbaud Inc.	194	11,167
Blackline Inc.(a)	170	22,675
Box Inc., Class A(a)(b)	761	13,736
Cerence Inc.(a)	107	10,751
ChannelAdvisor Corp.(a)	245	3,915
CommVault Systems Inc.(a)	225	12,458
Cornerstone OnDemand Inc.(a)	235	10,349
Digital Turbine Inc.(a)(b)	392	22,172
Domo Inc., Class B(a)	120	7,652
eGain Corp.(a)(b)	715	8,444
Envestnet Inc.(a)	113	9,299
Intelligent Systems Corp.(a)	194	7,781
InterDigital Inc.	19	1,153
j2 Global Inc.(a)	40	3,908
LivePerson Inc.(a)	89	5,538
MicroStrategy Inc., Class A(a)(b)	32	12,434
Mimecast Ltd.(a)	80	4,547
Mitek Systems Inc.(a)	45	800

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Model N Inc.(a)	210	$7,493
OneSpan Inc.(a)	39	807
Ping Identity Holding Corp.(a)	24	687
Progress Software Corp.	361	16,314
PROS Holdings Inc.(a)	115	5,839
Q2 Holdings Inc.(a)(b)	52	6,580
QAD Inc., Class A	44	2,780
Qualys Inc.(a)	121	14,746
Rapid7 Inc.(a)	148	13,344
SailPoint Technologies Holdings Inc.(a)(b)	195	10,382
Sapiens International Corp. NV	206	6,306
ShotSpotter Inc.(a)	39	1,470
Smith Micro Software Inc.(a)	419	2,271
Sprout Social Inc., Class A(a)(b)	355	16,121
SPS Commerce Inc.(a)	137	14,877
SVMK Inc.(a)	28	715
Telenav Inc.(a)	969	4,554
Tenable Holdings Inc.(a)	582	30,415
Varonis Systems Inc.(a)	129	21,106
Verint Systems Inc.(a)	53	3,561
VirnetX Holding Corp.	259	1,305
Workiva Inc.(a)(b)	536	49,108
Xperi Holding Corp.	519	10,847
Yext Inc.(a)	143	2,248
Zix Corp.(a)	1,093	9,433
Zuora Inc., Class A(a)	452	6,296

		491,943

Specialty Retail — 5.6%
Abercrombie & Fitch Co., Class A	707	14,394
American Eagle Outfitters Inc.	150	3,010
America’s Car-Mart Inc./TX(a)	93	10,215
Asbury Automotive Group Inc.(a)	127	18,509
Bed Bath & Beyond Inc.	270	4,795
Boot Barn Holdings Inc.(a)(b)	151	6,547
Buckle Inc. (The)	303	8,848
Caleres Inc.	52	814
Cato Corp. (The), Class A	957	9,178
Chico’s FAS Inc.	2,430	3,864
Children’s Place Inc. (The)	68	3,407
Citi Trends Inc.	175	8,694
Container Store Group Inc. (The)(a)	33	315
Designer Brands Inc. , Class A	398	3,045
Express Inc.(a)	419	381
GameStop Corp., Class A(a)(b)	257	4,842
Genesco Inc.(a)	195	5,868
Group 1 Automotive Inc.	142	18,622
Guess? Inc.	576	13,029
Haverty Furniture Companies Inc.	289	7,997
Hibbett Sports Inc.(a)(b)	149	6,881
Lithia Motors Inc., Class A	67	19,609
Lumber Liquidators Holdings Inc.(a)	34	1,045
MarineMax Inc.(a)	86	3,013
Murphy USA Inc.	89	11,647
National Vision Holdings Inc.(a)(b)	52	2,355
ODP Corp. (The)	490	14,357
OneWater Marine Inc., Class A(a)	211	6,138
Rent-A-Center Inc./TX	593	22,706
RH(a)	58	25,956
Sally Beauty Holdings Inc.(a)(b)	394	5,138
Shoe Carnival Inc.	297	11,636

Security	Shares	Value

Specialty Retail (continued)
Signet Jewelers Ltd.	426	$11,617
Sleep Number Corp.(a)	304	24,885
Sonic Automotive Inc., Class A	164	6,325
Sportsman’s Warehouse Holdings Inc.(a)	192	3,370
Tilly’s Inc., Class A	483	3,941
Winmark Corp.	6	1,115
Zumiez Inc.(a)	248	9,121

		337,229

Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology Inc.(a)	383	6,078
Eastman Kodak Co.(a)(b)	115	936

		7,014

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)	349	21,868
Deckers Outdoor Corp.(a)	132	37,855
Fossil Group Inc.(a)	125	1,084
Kontoor Brands Inc.(a)	319	12,939
Lakeland Industries Inc.(a)	485	13,216
Movado Group Inc.	197	3,274
Steven Madden Ltd.	229	8,088
Vera Bradley Inc.(a)	250	1,990

		100,314

Thrifts & Mortgage Finance — 1.3%
Meridian Bancorp. Inc.	186	2,773
Mr Cooper Group Inc.(a)	141	4,375
Northfield Bancorp. Inc.	791	9,753
Northwest Bancshares Inc.	990	12,613
Premier Financial Corp.	407	9,361
Radian Group Inc.	131	2,653
TrustCo Bank Corp. NY	156	1,041
Walker & Dunlop Inc.	157	14,447
Washington Federal Inc.	440	11,326
Waterstone Financial Inc.	675	12,703

		81,045

Tobacco — 0.2%
Turning Point Brands Inc.	8	357
Vector Group Ltd.	1,156	13,467

		13,824

Trading Companies & Distributors — 2.1%
Applied Industrial Technologies Inc.	52	4,056
BMC Stock Holdings Inc.(a)	265	14,225
Boise Cascade Co.	246	11,759
DXP Enterprises Inc./TX(a)	273	6,069
Foundation Building Materials Inc.(a)	91	1,748
GATX Corp.	129	10,730
GMS Inc.(a)	21	640
H&E Equipment Services Inc.	323	9,629
Herc Holdings Inc.(a)	205	13,614
MRC Global Inc.(a)	739	4,900
NOW Inc.(a)	1,308	9,391
Rush Enterprises Inc., Class A	196	8,118
SiteOne Landscape Supply Inc.(a)	15	2,379
Systemax Inc.	255	9,152
Titan Machinery Inc.(a)	291	5,689
Triton International Ltd.	254	12,322
Veritiv Corp.(a)	196	4,075

		128,496

8

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.2%
American States Water Co.	115	$9,144

Total Common Stocks — 99.0% (Cost: $4,315,511)		6,009,420

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	403,194	403,436
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	50,000	50,000

		453,436

Total Short-Term Investments — 7.5% (Cost: $453,459)		453,436

Total Investments in Securities — 106.5% (Cost: $4,768,970)		6,462,856

Other Assets, Less Liabilities — (6.5)%		(393,887)

Net Assets — 100.0%		$6,068,969

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/14/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$403,662	(b)	$—	$(203)	$(23)	$403,436	403,194	$4,288	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		50,000	(b)	—	—	—	50,000	50,000	79		—

						$(203)	$(23)	$453,436		$4,367		$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$20,784	$(529	)(c)	$20,248	0.3%
	Monthly	JPMorgan Securities PLC(d)	02/08/23	20,286	867	(e)	21,161	0.3

					$338		$41,409

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $7 of net dividends and financing fees.
(e)	Amount includes $(8) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	20-65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

10

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of December 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	165	$3,137	15.5%
City Holding Co.	1	70	0.3

		3,207

Biotechnology
Agenus Inc.(a)	2	6	0.1
Catalyst Pharmaceuticals Inc.(a)	1	3	0.0	(b)

		9

Communications Equipment
Harmonic Inc.(a)	1	7	0.0	(b)

Diversified Consumer Services
Perdoceo Education Corp.(a)	2	25	0.1

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	46	703	3.5

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	150	1,329	6.6
Service Properties Trust	750	8,618	42.5

		9,947

Health Care Equipment & Supplies
Antares Pharma Inc.(a)	4	16	0.1

Health Care Providers & Services
Brookdale Senior Living Inc.(a)	1	4	0.0	(b)

Insurance
American Equity Investment Life Holding Co.	27	747	3.7
AMERISAFE Inc.	16	919	4.5
Horace Mann Educators Corp.	22	925	4.6

		2,591

Metals & Mining
NovaGold Resources Inc.(a)	1	10	0.1
SunCoke Energy Inc.	1	4	0.0	(b)

		14

Mortgage Real Estate Investment
ARMOUR Residential REIT Inc.	1	11	0.1
Colony Credit Real Estate Inc.	1	8	0.0	(b)

		19

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.(a)	23	445	2.2
Range Resources Corp.	1	7	0.0	(b)
Renewable Energy Group Inc.(a)	35	2,479	12.3

		2,931

Pharmaceuticals
BioDelivery Sciences International Inc.(a)	6	25	0.1

Professional Services
TrueBlue Inc.(a)	1	19	0.1

	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
NeoPhotonics Corp.(a)	1	$9	0.0	(b)

Software
Zix Corp.(a)	1	9	0.1

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	56	713	3.5

Total Reference Entity — Long		20,248

Net Value of Reference Entity — Goldman Sachs & Co.		$20,248

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	129	$4,487	21.2%
Brookline Bancorp. Inc.	68	819	3.9
Central Pacific Financial Corp.	29	551	2.6
First BanCorp./Puerto Rico	70	645	3.0
First Commonwealth Financial Corp.	475	5,197	24.6
OFG Bancorp.	6	111	0.5
Westamerica Bancorp.	6	332	1.6

		12,142

Capital Markets
BrightSphere Investment Group Inc.	1	19	0.1

Commercial Services & Supplies
Deluxe Corp.	1	29	0.1
Ennis Inc.	1	18	0.1
Pitney Bowes Inc.	176	1,084	5.1

		1,131

Communications Equipment
Viavi Solutions Inc.(a)	1	15	0.1

Construction & Engineering
Aegion Corp.(a)	4	76	0.4

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	2	31	0.1

Electronic Equipment, Instruments & Components
Fitbit Inc., Class A(a)	1	7	0.0	(b)

Entertainment
LiveXLive Media Inc.(a)	1	3	0.0	(b)

Equity Real Estate Investment Trusts (REITs)
Lexington Realty Trust	2	21	0.1
New Senior Investment Group Inc.	2	10	0.0	(b)

		31

Food & Staples Retailing
BJ’s Wholesale Club Holdings Inc.(a)	1	37	0.2

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Small Blend Style ETF

	Shares	Value	% of Basket Value

Insurance
Employers Holdings Inc.	1	$32	0.2
Horace Mann Educators Corp.	3	126	0.6
MBIA Inc.(a)	1	7	0.0	(b)

		165

Metals & Mining
Warrior Met Coal Inc.	102	2,175	10.3

Mortgage Real Estate Investment
Invesco Mortgage Capital Inc.	3	10	0.0	(b)

Multiline Retail
Macy’s Inc.	458	5,153	24.4

Oil, Gas & Consumable Fuels
CNX Resources Corp.(a)	1	11	0.0	(b)
Kosmos Energy Ltd.	53	125	0.6

		136

	Shares	Value	% of Basket Value

Pharmaceuticals
Durect Corp.(a)	2	$4	0.0	(b)
SIGA Technologies Inc.(a)	1	7	0.1

		11

Thrifts & Mortgage Finance
Northfield Bancorp. Inc.	1	12	0.1

Trading Companies & Distributors
NOW Inc.(a)	1	7	0.0	(b)

Total Reference Entity — Long		21,161

Net Value of Reference Entity — JPMorgan Securities PLC		$21,161

(a)	Non-income producing security.
(b)	Rounds to less than 0.1%.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,008,156	$1,264	$—	$6,009,420
Money Market Funds	453,436	—	—	453,436

	$6,461,592	$1,264	$—	$6,462,856

Derivative financial instruments(a)
Assets
Swaps	$—	$867	$—	$867
Liabilities
Swaps	—	(529)	—	(529)

	$—	$338	$—	$338

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

12